INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-Sale	The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2022:
Obligations of states and political subdivisions	$253,068,048	$1,033,647	$(34,453,668)	$219,648,027
Corporate securities	380,316	—	—	380,316
Total	$253,448,364	$1,033,647	$(34,453,668)	$220,028,343

December 31, 2021:
Obligations of states and political subdivisions	$248,858,502	$13,273,291	$(948,416)	$261,183,377
Corporate securities	418,548	—	—	418,548
Total	$249,277,050	$13,273,291	$(948,416)	$261,601,925

Investments Classified by Contractual Maturity Date
The amortized cost and estimated fair values of investment securities at December 31, 2022, by contractual maturity, are shown below:

	Amortized Cost	Estimated Fair Value

Due in one year or less	$1,240,317	$1,239,689
Due after one year through five years	2,597,874	2,609,629
Due after five years through ten years	24,770,364	25,139,757
Due after ten years	224,839,809	191,039,268
Total	$253,448,364	$220,028,343

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table provides an analysis of available for sale investment securities in an unrealized loss position.

	Less than 12 Months		12 Months or Longer		Total
December 31, 2022	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Obligations of states and political subdivisions	$118,495,346	$(9,327,370)	$42,313,572	$(25,126,298)	$160,808,918	$(34,453,668)

	Less than 12 Months		12 Months or Longer		Total
December 31, 2021	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Obligations of states and political subdivisions	$41,660,651	$(896,338)	$652,921	$(52,078)	$42,313,572	$(948,416)